Prepayments and other assets - Schedule of Prepayments and Other Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Current portion:
Advance to suppliers		$ 882	$ 520
Interest-free loans to employees	[1]	$ 3,200	3,625
Low-interest loans to employees, current portion	[2]		64
Advance to employees for business purposes		$ 957	585
Interest receivable		564	5,380
Rental and other deposits		224	774
Prepayment for share repurchase plan	[3]	$ 712	1,000
Prepaid game sharing costs			458
Prepaid professional fees			900
Prepaid management insurance		$ 209	$ 179
Receivable from Nesound	[4]	4,004
Prepayment for taxation		2,041
Others		275	$ 405
Total of prepayments and other current assets		$ 13,068	13,890
Non-current portion:
Prepayments for intangible assets			$ 1,532
Long term receivable		$ 1,812
Low-interest loans to employees, non-current portion	[2]	833	$ 449
Total of long-term prepayments and other assets		7,431	5,795
Online game licenses [Member]
Non-current portion:
Prepayments for intangible assets		$ 4,786	$ 5,346

[1]	The Group had entered into loan contracts with certain employees as at December 31, 2014 and 2015, under which the Group provided interest-free loans to these employees. The loan amounts vary amongst different employees and are repayable on demand.
[2]	The Group had entered into loan contracts with certain employees as at December 31, 2014 and 2015, under which the Group provided low-interest loans to these employees. The loan amounts vary amongst different employees and are repayable in equal instalments on a monthly basis over the term of 10 years.
[3]	In December 2014, the Company announced a share repurchase program to purchase up to USD 20 million shares and prepaid USD 1 million to a security broker for this program. In December 2015, the Company announced a share repurchase program to purchase up to USD 20 million shares and prepaid USD 0.7 million to a security broker for this program.
[4]	The Group sold Kankan to Nesound in July 2015. There is a balance receivable remaining amounted USD 4,004 thousand which would be paid to the Group one year after the closing date.